Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Detail) - Restricted Stock Units (Market Condition) [Member] - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Aug. 21, 2017	Sep. 16, 2016
Dividend yield (per annum)	3.00%	2.30%
Expected volatility	30.10%	31.50%
Risk free interest rate	1.50%	1.10%
Expected life in years	3 years 3 months 24 days	3 years
JHX stock price at grant date (A$ per share))	$ 17.91	$ 20.82
Number of restricted stock units (in shares)	932,393	456,819